PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 5 – PROPERTY, PLANT AND EQUIPMENT, NET

As of September 30, 2023 and March 31, 2024, property, plant and equipment, net consisted of the following:

	As of
	September 30, 2023	March 31, 2024
Fixture, Furniture and Equipment	$20,662	$31,097
Total property plant and equipment, at cost	20,662	31,097
Less: accumulated depreciation	(7,388)	(13,054)
Total property, plant and equipment, net	$13,274	$18,043

Depreciation expenses for the six months ended March 31, 2023 and 2024 were $1,603 and $5,666, respectively.